Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net

NOTE 7:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
Goodwill, beginning of year	$708,458	$717,052
Acquisitions	8,594	10,823

Goodwill, end of year	$717,052	$727,875

b.	Other intangible assets, net

Net other intangible assets consisted of the following:

	Useful life	December 31,
		2010	2011
Original amount:
Core technology	2 - 8	$141,819	$43,748
Trademarks and Trade names	3 - 20	26,476	26,476
Customer relationship	2 - 6	67,127	68,597

		235,422	238,821

Accumulated amortization:
Core technology		106,565	137,736
Trademarks		7,175	9,070
Customer relationship		54,917	65,776

		168,657	212,582

Other intangible assets, net:
Core technology		35,254	6,012
Trademarks		19,301	17,406
Customer relationship		12,210	2,821

		$66,765	$26,239

The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

2012	$7,029
2013	3,020
2014	2,142
2015	2,023
Thereafter	12,025

$26,239